497(e)
                                                                      333-153809

AXA Equitable Life Insurance Company
SUPPLEMENT DATED JANUARY 8, 2010 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R) 201

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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix I: State contract availability and/or variations of certain features and benefits" of the Prospectus.


------------------------------------------------------------------------------------------------------------------------------------
State    Features and benefits           Contract type                  Availability or variation
------------------------------------------------------------------------------------------------------------------------------------
TEXAS    See "Separate account           For TSA contract owners       Total Separate Account annual expenses and total
         annual expenses" and            who are employees of          annual expenses of the Trusts when added together are
         "Portfolio operating            public school districts and   not permitted to exceed 2.75% unless the Teachers
         expenses expressed as an        open enrollment charter       Retirement System of Texas permits a higher rate.
         annual percentage of daily      schools (grades K-12) who
         net assets" in the "Fee         are participants in the TSA
         table"                          plan, the providers of
                                         which are subject to the
                                         403(b) Certification Rules
                                         of the Teacher Retirement
                                         System of the State of
                                         Texas, and who enroll and
                                         contribute to the TSA
                                         contracts through a salary
                                         reduction agreement.
         See "Charges we deduct                                        The withdrawal charge equals a percentage of the
         from your account value at                                    amount withdrawn based on the following schedule:
         the time you request
         certain transactions" and                                     Contract year(s)      Charge
         footnote (1) in the Fee                                       ----------------      ------
         Table. Also, see                                                     1              6.00%
         "Withdrawal charge" in                                               2              5.75%
         "Charges under the                                                   3              5.50%
         contract" in "Charges and                                            4              5.25%
         expenses."                                                           5              5.00%
                                                                              6              4.50%
                                                                              7              4.00%
                                                                              8              3.00%
                                                                              9              2.00%
                                                                              10             1.00%
                                                                         11 and later        0.00%

                                                                       The total of all withdrawal charges may not exceed 8%
                                                                       of all contributions made during a specified period
                                                                       before the withdrawal is made.

         See "Annual administrative      All contract types            We do not deduct amounts from the guaranteed interest
         charge" in the "Charges under                                 option for the Annual administrative charge.
         the contract" section under
         "Charges and expenses"
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


888-573 (1/10)                                                   143813 (1/10)
EV201/NB                                                                x02939

------------------------------------------------------------------------------------------------------------------------------------
State    Features and benefits           Contract type                  Availability or variation
------------------------------------------------------------------------------------------------------------------------------------
         See "Loans" in "Accessing                                     Taking a loan in excess of the Internal Revenue Code
         your money"                                                   limits may result in adverse tax consequences. Please
                                                                       consult your tax adviser before taking a loan that
                                                                       exceeds the Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------

           EQUI-VEST(R) is a registered service mark of AXA Equitable
                            Life Insurance Company.
                Distributed by its affiliate AXA Advisors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2010. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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